Business combinations	12 Months Ended
Dec. 31, 2018
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Business combinations

51 Business combinations

Acquisitions

2018

On July 1, 2018, the legal transfer of the BlackRock Life Limited’s Defined Contribution and investment platform business to Scottish Equitable plc., a subsidiary of Aegon NV, was completed following the approval of the High Court on June 21, 2018, in accordance with Part VII of the Financial Services and Markets Act 2000.

On July 3, 2018, Aegon agreed to expand its joint venture arrangement with Banco Santander in Spain and will pay an upfront consideration of EUR 215 million and an additional amount of up to EUR 75 million to be paid after 5 years, depending on the performance of the partnership. The consideration will be funded from Holding excess cash. The final terms (including closing and date of payment) of the transaction are subject to due diligence, regulatory approval, several other conditions and to the process of terminating the existing alliances of Banco Popular.

On September 10, 2018, Aegon completed the acquisition of Robidus, a leading income protection service provider in the Netherlands. Under the terms of the agreement, Aegon acquired 94.4% and voting interests of the company with the remainder to be retained by Robidus’ management team. The total consideration of the acquisition amounted to EUR 103 million. Based on the purchase price allocation the fair value of the net assets amounted to EUR 18 million, resulting in a goodwill of EUR 85 million.

2017

On January 1, 2017, Aegon completed the acquisition of Cofunds Ltd., following regulatory approval. The purchase of the Cofunds Ltd. business was done through a sale and purchase agreement to acquire all the shares and platform assets. The total consideration of the acquisition amounted to GBP 147 million (EUR 171 million). The fair value of the net assets amounted to GBP 99 million (EUR 116 million), of which GBP 25 million (EUR 29 million) related to “customer intangibles”, resulting in goodwill of GBP 48 million (EUR 56 million). The value of the transferred customer investments under management as per January 1, 2017 amounted to approximately GBP 82 billion (EUR 96 billion) and is not recognized on Aegon’s statement of financial position.

On August 2, 2017, Aegon Poland has received approval by the Polish Financial Supervision Authority to take over the management of the Nordea second-pillar pension fund. The value of the transferred net assets of Nordea to Aegon Poland as per June 30, 2017 amounted to approximately PLN 8.1 billion (EUR 1.9 billion).

2016

On May 3, 2016, Aegon announced it has agreed to buy BlackRock’s UK defined contribution (DC) platform and administration business. Under the purchase agreement, Aegon will acquire approximately GBP 12 billion (EUR 15 billion) of assets and 350,000 customers from BlackRock, which serves institutional and retail clients. The transaction was subject to a Part VII transfer of the underlying assets and liabilities to Aegon, which was subject to regulatory and court approval, and has closed in 2018.

On August 11, 2016 Aegon announced the acquisition of Cofunds from Legal & General for GBP 140 million (EUR 164 million). The purchase of the Cofunds Ltd business is done through a sale and purchase agreement to acquire all the shares and platform assets. On January 1, 2017 Aegon completed the acquisition of Cofunds, following regulatory approval.

Divestments/Disposals

2018

On April 3, 2018, Aegon completed the sale of Aegon Ireland plc to Athora Holding Ltd. agreed to on August 9, 2017. The net proceeds of the transaction amounted to GBP 177 million (EUR 202 million). The divestment led to a book loss of GBP 81 million (EUR 93 million), reported in note 17 Other charges. This divestment had no material impact on underlying earnings before tax going forward. Upon disposal, an amount of GBP 31 million (EUR 36 million) related to the foreign currency translation and net foreign investment hedging reserve has been reclassified from Other Comprehensive Income into the income statement.

On August 7, 2018, Aegon agreed to divest the last substantial block of its US life reinsurance business to SCOR Global Life. Under the terms of the agreement, Aegon’s Transamerica life subsidiaries reinsured approximately USD 700 million of liabilities through SCOR. The transaction covered the block of life reinsurance business that Transamerica retained after it divested the vast majority of its life reinsurance business to SCOR in 2011 and 2017. The transaction had a one-time benefit of USD 50 million on Transamerica’s capital position.

On August 15, 2018, Aegon has agreed to sell its business in Czech Republic and Slovakia for EUR 155 million to NN Group. The business consists mainly of unit linked life insurance coverage, term life products and pension services. Based on the book value as of December 31, 2018, the book gain is expected to amount to approximately EUR 80 million and will be reported in Other income upon completion. As a consequence of this transaction, annual income before tax and underlying earnings before tax will decrease. In 2018, the underlying earnings before tax of the combined operations amounted to EUR 17 million. The transaction has closed early 2019.

Aegon entered into a series of agreements under which it disposed of its Hungarian mortgage business, captured in a separate legal entity. The sale was completed on October 2018, and the result on the sale was not material. This divestment has no material impact on underlying earnings before tax going forward.

2017

On June 28, 2017, Aegon completed its transaction to divest its two largest run-off businesses in the Americas, the payout annuity business and Bank Owned Life Insurance/Corporate Owned Life Insurance business (BOLI/COLI). Under the terms of the agreement, Aegon’s Transamerica life subsidiaries has reinsured USD 14 billion of liabilities. The transaction resulted in a book gain of USD 250 million (EUR 231 million), reported in the line other income in the condensed consolidated income statement. The book gain consisted of a loss on the reinsurance transaction which is more than offset by the reclassification of gains from Other Comprehensive Income following the disposal of assets to fund the transaction.

The loss on the reinsurance transaction amounted to USD 1,813 million (EUR 1,675 million) being the difference of the reinsurance premium paid and the reinsurance asset received related to the insurance liabilities. Upon disposal an amount of USD 979 million (EUR 905 million) and USD 1,018 million (EUR 941 million) respectively related to revaluation reserves and cash flow hedging reserves has been reclassified from Other Comprehensive Income into the income statement. Gains on sale of certain assets carried at amortized cost backing the insurance liabilities amount to USD 94 million (EUR 87 million). Other expenses related to the transaction, including cost of sale, amounted to USD 28 million (EUR 26 million).

On June 30, 2017, following court approval on the Part VII transfer, the sale of the annuity portfolio to Rothesay Life has been completed. On September 22, 2017, following court approval on the Part VII transfer, the sale of the annuity portfolio to Legal & General has been completed.

On November 1, 2017, Aegon completed the sale of Unirobe Meeùs Groep (UMG), an independent financial advisory group, for a total consideration of EUR 295 million. The divestment led to a book gain of EUR 208 million, which was reported in Other income in the fourth quarter. As a consequence of this transaction annual income before tax and underlying earnings before tax will decrease by approximately EUR 20 million going forward from the 2017 level.

On December 28, 2017, Aegon agreed to divest a block of life reinsurance business and to dissolve a related captive insurance company. Under the terms of the agreement, Aegon’s Transamerica life subsidiaries reinsured approximately USD 750 million of liabilities. The transaction covers approximately half of the life reinsurance business that Transamerica retained after it divested the vast majority of its life reinsurance business to SCOR in 2011.

2016

On January 18, 2016 Aegon Nederland N.V. sold its commercial non-life insurance business, which includes the proxy and coinsurance run-off portfolios. This business has an annual premium volume of approximately EUR 90 million. The total insurance liabilities from this business are EUR 334 million while the consideration paid in cash was EUR 302 million. The transaction was subsequently approved by the Dutch Central Bank (De Nederlandsche Bank) and the Dutch Authority for Consumers and Markets (Autoriteit Consument & Markt). Aegon completed the sale on July 1, 2016, which resulted in a gain of EUR 11 million.

On May 13, 2016, Aegon completed the sale of certain assets of Transamerica Financial Advisors, a full service independent broker-dealer and registered investment adviser, following regulatory approval. The consideration received for the sale consisted of USD 49 million (EUR 44 million) cash and USD 14 million (EUR 13 million) of contingent consideration which is subject to a 12 month earn-out period. The transaction resulted in a pre tax gain of USD 58 million (EUR 52 million) recorded in the second quarter of 2016.

In the second quarter of 2016 Aegon sold its UK annuity portfolio in two parts. On April 11, 2016 Aegon announced the sale of around GBP 6 billion of the portfolio to Rothesay Life. On May 23, 2016 Aegon announced the sale of around GBP 3 billion of the portfolio to Legal & General. Aegon incurred a book loss on the transaction before tax of GBP 530 million (EUR 682 million), reported in the line other charges in the consolidated income statement. The transaction resulted in a tax benefit of GBP 41 million (EUR 53 million). Under the terms of the agreements, Aegon reinsured GBP 6.8 billion of liabilities to Rothesay Life and Legal & General, followed by a Part VII transfer[1], which were completed in 2017. The loss on the reinsurance transaction is GBP 1.9 billion (EUR 2.4 billion) being the difference of the reinsurance premium paid and the reinsurance asset received related to the insurance liabilities. Upon disposal an amount of GBP 1.4 billion (EUR 1.8 billion) related to a positive revaluation reserve has been reclassified from Other Comprehensive Income into the income statement. Taking into account the results of the sale of the related bonds leads to abovementioned result on the transaction of GBP 530 million. The related net cash outflow amounted to GBP 647 million (EUR 831 million). Expenses related to the transaction, including cost of sale, amount to GBP 13 million (EUR 16 million).

On December 16, 2016, Aegon completed the sale of 100% of its shares of Aegon Life Ukraine to TAS Group, and exited the Ukrainian market. This transaction has no material impact on the consolidated numbers of Aegon.

[1]

An insurance business transfer scheme under Part VII of the United Kingdom Financial Services and Markets Act 2000 allows an insurer to transfer policies as at a fixed time and date to another insurer, along with related contracts with other parties (including reinsurance).